FAIR VALUE MEASUREMENTS - Activities related to fair value of warrants liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Activities related to fair value of warrants liability
Balance at the beginning of the year	$ 5,617	$ 2,516
Issuance of warrants			$ 6,429
Change in fair value	$ (5,617)	$ 3,030	$ (3,887)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Changes in fair value of warrants liability	Changes in fair value of warrants liability	Changes in fair value of warrants liability
Exercise of the warrants		$ 71	$ (26)
Balance at the end of the year		$ 5,617	$ 2,516